Intangible Assets - Amortization Expense (Detail) - Selling, general and administrative expenses - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets, Total		$ 13,557	$ 13,057	$ 41,665	$ 39,900	$ 31,812	$ 53,668
Predecessor
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets, Total	$ 958							$ 12,109